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As filed with the Securities and Exchange Commission on March 17, 2005

Registration No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☐    PRE-EFFECTIVE AMENDMENT NO.
☐    POST-EFFECTIVE AMENDMENT NO.

ARES CAPITAL CORPORATION
(Exact Name of Registrant as Specified in Charter)

780 Third Avenue, 46th Floor
New York, New York 10017
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 750-7300

Kevin Frankel
c/o Ares Management LLC
1999 Avenue of the Stars, Suite 1900
Los Angeles, CA 90067
(310) 201-4100
(Name and Address of Agent for Service)

Copies of information to:

Michael A. Woronoff Proskauer Rose LLP 2049 Century Park East, 32nd Floor Los Angeles, CA 90067-3206 (310) 557-2900	Valerie Ford Jacob Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, NY 10004-1980 (212) 859-8000

           Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a distribution reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

  ☐
  when declared effective pursuant to section 8(c).

If appropriate, check the following box:

  ☐
  This [post-effective amendment] designates a new effective date for a previously filed [post-effective amendment] [registration statement].

  ☒
  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-121972.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee(3)

Common Stock, $0.001 par value per share	1,725,000	$16.00	$27,600,000	$3,248.52

(1)
Includes the underwriters' overallotment option.

(2)
Estimated pursuant to Rule 457 solely for the purpose of determining the registration fee.

(3)
Prior to the filing of this registration statement, $285,000,000 aggregate principal amount of securities remained registered and unsold, pursuant to Registration Statement No. 333-114656, which was initially filed by the Registrant on April 21, 2004. Pursuant to Rule 457(p), the entire fee required under this registration statement is offset against $3,248.52 of the $36,109.50 filing fee (of which $15,704.73 remains) associated with the unsold securities registered under Registration Statement No. 333-114656, all of which unsold securities were deregistered.

                THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

Incorporation Of Certain Information By Reference

              This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 by Ares Capital Corporation with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-121972), including the exhibits thereto, which was declared effective on March 17, 2005 (the "Prior Registration Statement") and includes the registration statement facing page, the signature pages, an exhibit index, a legal opinion and an accountant's consent.

SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, in the State of California, on the 17th day of March, 2005.

ARES CAPITAL CORPORATION
By:
/s/ MICHAEL J. AROUGHETI Michael J. Arougheti President

              Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 17, 2005. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

SIGNATURE	TITLE

/s/ MICHAEL J. AROUGHETI Michael J. Arougheti	President (principal executive officer)
* Daniel F. Nguyen	Chief Financial Officer (principal financial officer)
* Douglas E. Coltharp	Director
* Antony P. Ressler	Co-Chairman and Director
* Robert L. Rosen	Director
* Bennett Rosenthal	Co-Chairman and Director
* Eric B. Siegel	Director
*By:	/s/ KEVIN A. FRANKEL Kevin A. Frankel Attorney-in-fact

EXHIBIT INDEX

(l)	Opinion and Consent of Venable LLP, special Maryland counsel for Registrant
(n)	Consent of independent registered public accounting firm for Registrant

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SIGNATURES
EXHIBIT INDEX